Revenues (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) mi customer item	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 item
Disaggregation of Revenue [Line Items]
Approved bonus	$ 31	$ 14
Number of REPS | customer	95
Payment term	35 days
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Number of largest customers | item	2	2	2
REP Subsidiary One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	25.00%	25.00%	23.00%
REP Subsidiary Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	23.00%	18.00%	18.00%
Lubbock Power & Light (LP&L) [Member]
Disaggregation of Revenue [Line Items]
Joint project cost	$ 370
Transmission line to be built, joint project | mi	175